INCOME TAXES - Components Of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	$ 1,908	$ 1,278
Deferred income tax (recovery)/expense
Origination and reversal of temporary differences	(789)	690
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce deferred tax expense	(116)	(447)
Change in tax rates and new legislation	8	(52)
Total deferred income tax (recovery)/expense	(897)	191
Income tax expense	$ 1,011	$ 1,469